Other long-term liabilities	6 Months Ended
Jun. 30, 2021
Other Liabilities Disclosure [Abstract]
Other long-term liabilities	Other long-term liabilities
Other long-term liabilities consist of the following:

	June 30, 2021	December 31, 2020
Contract adjustment payments (note 7(a))	$222,429	$—
Asset retirement obligations	137,300	79,968
Advances in aid of construction	89,515	79,864
Environmental remediation obligation	63,260	69,383
Customer deposits	32,131	31,939
Unamortized investment tax credits	17,671	17,893
Deferred credits	21,685	21,399
Preferred shares, Series C	13,868	13,698
Hook-up fees	20,900	17,704
Lease liabilities	22,866	14,288
Contingent development support obligations	821	12,273
Hedge settlement obligation	32,576	—
Note payable to related party	—	30,493
Other	27,134	23,027
	$702,156	$411,929
Less: current portion	(154,161)	(72,748)
	$547,995	$339,181